Investments - Schedule of Carrying Amount of Investments, by Category (Details) - USD ($) $ in Millions	Dec. 31, 2024	Mar. 31, 2024	Mar. 31, 2023
Investments in equity method investees	$ 69.7	$ 68.4	$ 63.1
Other investments	9.7	6.4	1.6
Investments	79.4	74.8	64.7
LIONS GATE ENTERTAINMENT CORP [Member]
Investments in equity method investees	69.7	68.4	63.1
Other investments	9.7	6.4	1.6
Investments	$ 79.4	$ 74.8	$ 64.7